                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden
Title:   Chairman
Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden          Greenwich, CT            February 14, 2013
------------------------    ------------------------    ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $173,759
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                   FOR CALENDAR YEAR ENDED DECEMBER 31, 2012

                                                                                                            Voting Authority
                                    Title of             Value   Shrs or prn SH/ Put/ Investment  Other   ---------------------
Name of Issuer                       Class     CUSIP   (x $1000)     amt     PRN Call Discretion Managers   Sole    Shared None
--------------                      -------- --------- --------- ----------- --- ---- ---------- -------- --------- ------ ----
ASHLAND INC NEW                     COM      044209104    29,870     371,475 SH       SOLE                  371,475
EASTMAN CHEM CO                     COM      277432100     4,724      69,425 SH       SOLE                   69,425
FLOWSERVE CORP                      COM      34354P105    21,212     144,497 SH       SOLE                  144,497
HELMERICH & PAYNE INC               COM      423452101    19,371     345,851 SH       SOLE                  345,851
SANDRIDGE ENERGY INC                COM      80007P307     3,846     605,600 SH       SOLE                  605,600
STANLEY BLACK & DECKER INC          COM      854502101    15,495     209,476 SH       SOLE                  209,476
STERIS CORP                         COM      859152100    58,857   1,694,713 SH       SOLE                1,694,713
ZALE CORP NEW                       COM      988858106    20,383   4,959,354 SH       SOLE                4,939,354